Combined earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Computation of Earnings Per Share
Earnings per share for total operations for the 12 months were as follows:

	€	€	€
	2022	2021	2020
Basic earnings per share	3.00	2.33	2.13
Diluted earnings per share	2.99	2.32	2.12
Underlying earnings per share	2.57	2.62	2.48

	Millions of share units
Calculation of average number of share units(a)	2022	2021	2020
Average number of shares: PLC	2,629.2	2,629.2	1,351.1
NV	0.0	0.0	1,278.1
Less: treasury shares held by employee share trusts and companies	(81.0)	(29.3)	(8.9)
Average number of shares – used for basic earnings per share	2,548.2	2,599.9	2,620.3
Add: dilutive effect of share-based compensation plans	11.6	9.7	9.5
Diluted average number of shares – used for diluted and underlying earnings per share	2,559.8	2,609.6	2,629.8
(a)In the calculation of the weighted average number of share units, NV shares were included only for the period they were issued (until 29 November 2020). Following Unification, all NV shares were cancelled and the shareholders of NV were issued PLC ordinary shares on a 1:1 ratio. Accordingly, there was no significant impact on the average number of share units as a result of Unification.

		€ million	€ million	€ million
Calculation of earnings	Notes	2022	2021	2020
Net profit		8,269	6,621	6,073
Non-controlling interests		(627)	(572)	(492)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share		7,642	6,049	5,581
Post-tax impact of non-underlying items	3	(1,074)	790	951
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,568	6,839	6,532